Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

Note 17     Earnings per share

Amounts in US$ ‘000 except for shares	2025	2024	2023
Numerator: Profit for the year	49,667	96,379	111,068
Denominator: Weighted average number of shares used in basic EPS	51,527,107	52,487,688	56,836,682
Earnings per share (US$) – basic	0.96	1.84	1.95

Amounts in US$ ‘000 except for shares	2025	2024	2023
Weighted average number of shares used in basic EPS	51,527,107	52,487,688	56,836,682
Effect of dilutive potential common shares
Stock awards at US$ 0.001	543,270	651,320	359,587
Weighted average number of common shares for the purposes of diluted earnings per shares	52,070,377	53,139,008	57,196,269
Earnings per share (US$) – diluted	0.95	1.81	1.94